Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, the following table sets forth information regarding compensation for our Chief Executive Officer (referred to in this discussion as our principal executive officer (or “PEO”) and our NEOs other than our PEO (our “Non-PEO NEOs”) and Company performance for the fiscal years listed below.

Year	Summary Compensation Table Total for PEO[1] ($)	Compensation Actually Paid to PEO1, 2, 3 ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1]($)	Average Compensation Actually Paid to Non-PEO NEOs [1,2,3] ($)	Value of Initial Fixed $100 Investment based on:[4]		Net Income ($ Millions)	Revenue ($ Millions)
					TSR ($)	Peer Group TSR ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	7,270,119	(7,575,979)	2,487,512	(1,565,981)	12.09	103.19	(140)	279
2021	7,387,604	(9,728,745)	2,739,562	(824,148)	48.94	160.67	(77)	220
2020	6,308,108	54,956,192	2,524,420	16,380,993	88.76	116.55	(38)	152

(1)
Brent Bellm was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Robert Alvarez	Robert Alvarez	Robert Alvarez
Russell Klein	Russell Klein	Russell Klein
	Brian Dhatt	Brian Dhatt
	Robert Kaloustian	Lisa Eggerton

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the PEO or Non-PEO NEOs. These amounts reflect the total compensation reported in the Summary Compensation Table for the applicable year, with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718 based on the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s). For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form 10-K for the applicable fiscal year. Amounts in the Exclusion of Stock Awards and Option Awards column of the tables below are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2022	7,270,119	(6,594,028)	(8,252,070)	(7,575,979)
2021	7,387,604	(6,325,604)	(10,790,245)	(9,728,745)
2020	6,308,108	(4,778,941)	53,427,025	54,956,192

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	2,487,512	(2,033,142)	(2,020,351)	(1,565,981)
2021	2,739,562	(2,178,360)	(1,385,350)	(824,148)
2020	2,524,420	(1,692,545)	15,549,118	16,380,993

The amounts in the Inclusion of Equity Values columns in the tables above are calculated as set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2022	2,866,854	(6,080,029)	(5,038,895)	(8,252,070)
2021	3,697,641	(12,578,033)	(1,909,853)	(10,790,245)
2020	19,765,898	26,263,469	7,397,658	53,427,025

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	883,940	(1,782,105)	(1,122,186)	(2,020,351)
2021	1,364,537	(2,398,282)	(351,605)	(1,385,350)
2020	7,000,433	6,175,613	2,373,072	15,549,118

(4)
Represents the cumulative total shareholder return (“Peer Group TSR”) of the NASDAQ Computer Index, which we also utilize in the stock performance graph required by Item 201(e)(ii) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes an initial fixed $100 investment for the period starting at the close of trading on August 5, 2020, the date of the Company’s first trading day, through the end of the listed year in the Company and in the NASDAQ Computer Index, respectively, assuming that all dividends (if any) were reinvested.

(5)
Revenue is a GAAP measure.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]
(1)
Brent Bellm was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Robert Alvarez	Robert Alvarez	Robert Alvarez
Russell Klein	Russell Klein	Russell Klein
	Brian Dhatt	Brian Dhatt
	Robert Kaloustian	Lisa Eggerton

Peer Group Issuers, Footnote [Text Block]
(4)
Represents the cumulative total shareholder return (“Peer Group TSR”) of the NASDAQ Computer Index, which we also utilize in the stock performance graph required by Item 201(e)(ii) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes an initial fixed $100 investment for the period starting at the close of trading on August 5, 2020, the date of the Company’s first trading day, through the end of the listed year in the Company and in the NASDAQ Computer Index, respectively, assuming that all dividends (if any) were reinvested.

PEO Total Compensation Amount	$ 7,270,119	$ 7,387,604	$ 6,308,108
PEO Actually Paid Compensation Amount	$ (7,575,979)	(9,728,745)	54,956,192
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718 based on the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s). For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form 10-K for the applicable fiscal year. Amounts in the Exclusion of Stock Awards and Option Awards column of the tables below are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2022	7,270,119	(6,594,028)	(8,252,070)	(7,575,979)
2021	7,387,604	(6,325,604)	(10,790,245)	(9,728,745)
2020	6,308,108	(4,778,941)	53,427,025	54,956,192

The amounts in the Inclusion of Equity Values columns in the tables above are calculated as set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2022	2,866,854	(6,080,029)	(5,038,895)	(8,252,070)
2021	3,697,641	(12,578,033)	(1,909,853)	(10,790,245)
2020	19,765,898	26,263,469	7,397,658	53,427,025

Non-PEO NEO Average Total Compensation Amount	$ 2,487,512	2,739,562	2,524,420
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,565,981)	(824,148)	16,380,993
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718 based on the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s). For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form 10-K for the applicable fiscal year. Amounts in the Exclusion of Stock Awards and Option Awards column of the tables below are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	2,487,512	(2,033,142)	(2,020,351)	(1,565,981)
2021	2,739,562	(2,178,360)	(1,385,350)	(824,148)
2020	2,524,420	(1,692,545)	15,549,118	16,380,993

The amounts in the Inclusion of Equity Values columns in the tables above are calculated as set forth in the following tables

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	883,940	(1,782,105)	(1,122,186)	(2,020,351)
2021	1,364,537	(2,398,282)	(351,605)	(1,385,350)
2020	7,000,433	6,175,613	2,373,072	15,549,118

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the cumulative TSR over the three most recently completed fiscal years for the Company and the NASDAQ Computer Index. TSR values begin with and are indexed to close of trading on August 5, 2020, the date of the Company’s first trading day.

Compensation Actually Paid vs. Net Income [Text Block]

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company-Selected Measure

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our revenue during the three most recently completed fiscal years.

Tabular List [Table Text Block]

Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and Non-PEO NEOs for 2022 to Company performance. The measures in this table are not ranked in order of importance.

●
Revenue;

●
Adjusted EBITDA margin; and

●
Annual revenue run-rate growth.

Total Shareholder Return Amount	$ 12.09	48.94	88.76
Peer Group Total Shareholder Return Amount	103.19	160.67	116.55
Net Income (Loss)	$ (140,000,000)	$ (77,000,000)	$ (38,000,000)
Company Selected Measure Amount	279,000,000	220,000,000	152,000,000
PEO Name	Brent Bellm	Brent Bellm	Brent Bellm
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Non-GAAP Measure Description [Text Block]	(5) Revenue is a GAAP measure.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Annual revenue run-rate growth.
PEO [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (6,594,028)	$ (6,325,604)	$ (4,778,941)
PEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,252,070)	(10,790,245)	53,427,025
PEO [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,866,854	3,697,641	19,765,898
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,080,029)	(12,578,033)	26,263,469
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,038,895)	(1,909,853)	7,397,658
Non-PEO NEO [Member] | Average Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,033,142)	(2,178,360)	(1,692,545)
Non-PEO NEO [Member] | Average Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,020,351)	(1,385,350)	15,549,118
Non-PEO NEO [Member] | Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	883,940	1,364,537	7,000,433
Non-PEO NEO [Member] | Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,782,105)	(2,398,282)	6,175,613
Non-PEO NEO [Member] | Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,122,186)	$ (351,605)	$ 2,373,072